Capital Management	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Capital management
25.	Capital management

The Company manages its capital to ensure that it is able to continue as a going concern while maintaining an appropriate capital structure to maximize shareholders’ value. The capital structure of the Company consists of equity attributable to owners of the Company, comprising share capital, reserves and accumulated losses, as presented in the consolidated statements of changes in equity.

The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions, operating results, liquidity requirements and financing needs. To maintain or adjust the capital structure, the Company may issue new shares, raise other forms of financing, adjust the level of investment in operations or take other measures that management considers appropriate under the circumstances.

The Company is not subject to any externally imposed capital requirements. No changes were made in the Company’s objectives, policies or processes for managing capital during the years ended December 31, 2023, 2024 and 2025.